Document and Entity Information	Aug. 24, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 24, 2016
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Aug. 24, 2016
Document Effective Date	Aug. 25, 2016
Prospectus Date	Apr. 29, 2016
Brookfield Real Assets Debt Fund | Class A
Prospectus:
Trading Symbol	RACAX
Brookfield Real Assets Debt Fund | Class C
Prospectus:
Trading Symbol	RACCX
Brookfield Real Assets Debt Fund | Class I
Prospectus:
Trading Symbol	RACIX
Brookfield Real Assets Debt Fund | Class Y
Prospectus:
Trading Symbol	RACYX